Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2016
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	May 01, 2016
B. Riley Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY B. Riley Diversified Equity Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The B. Riley Diversified Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Distribution Arrangements” at page 23 of the Prospectus and the section titled “Additional Information about Purchases and Sales” at page 24 of the Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”·its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 202.83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	202.83%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in certain equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in the universe of securities it reviews. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the “Buy List”.

The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, a division of B. Riley Capital Management, LLC, an affiliate of B. Riley & Co., LLC. The Buy List may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization but tends to invest in smaller companies below $2 billion in capitalization. Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Buy List are made available to clients of the Research Group, or after a change is made to an analyst’s “top picks”, typically after the Research Group deems changes are needed. A listing of the securities in the Buy List as well as the “top picks” (discussed below) are available upon request. The Fund will generally hold between 25-50 securities represented in the Buy List that represent the affiliated Research Group’s analysts’ “top picks” (i.e., typically each analyst’s top favored securities among those securities on the Buy List) from the Buy List; however, the Fund may hold as few as 25-35 securities. The Adviser constructs the Fund’s portfolio with securities that it deems have the highest probability of appreciating. The Adviser may also obtain (and utilize) from the Research Group additional analyses and recommendations about the securities on the Buy List and in the “top picks” that is not made available to clients of the Research Group. In making decisions of which securities are most appropriate for the Fund, the Adviser will take into consideration current market conditions, but it will give significant weight to its subjective assessment of the Research Group’s assessment of the securities represented in the Buy List, with a particular focus on those deemed to be the “top picks.” The Adviser may make changes in the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the “top picks” of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The Adviser has discretion to make independent determinations about portfolio holdings.

At times, the Buy List may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investment Selection and Asset Allocation. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities selected by the Research Group as “Buy” securities that do not perform as well as other sectors or securities.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. The Fund may be overweight in certain sector or sectors at various times.

Rebalancing Risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Risks of Small and Mid Capitalization Companies. The Fund may invest in the securities of mid, small or micro capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may have limited product lines and markets, more volatile market prices, less capital, a shorter history of operations, less experienced management, and may experience higher failure rates than do larger companies. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. Additionally, the trading volume of securities of such companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Focus Risk. While the Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, may hold the securities of a small number of issuers. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund’s performance.

Limited History of Operations Risk. The Fund was recently formed in February 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

New Adviser Risk. The Adviser to the Fund has not previously managed a mutual fund. This lack of experience may raise the risk associated with an investment in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2015. The performance of the Fund’s Class A shares and Investor Class shares would have been different because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	B. Riley Diversified Equity Fund Total Return Institutional Class Shares
Annual Return 2015	rr_AnnualReturn2015	(4.20%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 4.00% (quarter ending 3/31/2015) and the Institutional Class Shares’ lowest return for a calendar quarter was (12.55%) (quarter ending 9/30/2015).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2015*
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A and Investor Class Shares will differ from those of the Institutional Class Shares as the expenses of the Classes differ.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	* The Fund’s Investor Class Shares were not available for purchase for the period ended December 31, 2015.
B. Riley Diversified Equity Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,583
B. Riley Diversified Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,351
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2014
B. Riley Diversified Equity Fund | Institutional Class Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
B. Riley Diversified Equity Fund | Institutional Class Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
B. Riley Diversified Equity Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
B. Riley Diversified Equity Fund | Institutional Class Shares | Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
B. Riley Diversified Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[2]
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,100
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,952
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2014
B. Riley Diversified Equity Fund | Class A Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
B. Riley Diversified Equity Fund | Class A Shares | Class A Shares - with maximum load of 5.75%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.98%)
[1]	B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2017. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.